Discontinued Operations - Summary of Income Statement - Discontinued Operations (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Discontinued Operations [abstract]
Revenue	$ 2,171	$ 2,150	$ 2,345
Other income	34	74	12
Expenses excluding net finance costs	(5,790)	(3,025)	(11,396)
Loss from operations	(3,585)	(801)	(9,039)
Financial expenses	(22)	(14)	(11)
Net finance costs	(22)	(14)	(11)
Loss before taxation	(3,607)	(815)	(9,050)
Income tax benefit	686	343	3,155
Loss after taxation	(2,921)	(472)	(5,895)
Attributable to non-controlling interests	26	13	(49)
Attributable to BHP shareholders	$ (2,947)	$ (485)	$ (5,846)
Basic loss per ordinary share (cents)	$ (0.554)	$ (0.091)	$ (1.098)
Diluted loss per ordinary share (cents)	$ (0.554)	$ (0.091)	$ (1.098)